TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

5)  TRADE ACCOUNTS RECEIVABLE

	12/31/17	12/31/16
Billed amounts	6,753,621	6,939,909
Unbilled amounts	2,481,364	1,930,708
Interconnection amounts	859,819	1,345,471
Amounts from related parties (Note 28)	201,021	190,906
Gross accounts receivable	10,295,825	10,406,994
Estimated impairment losses	(1,433,471)	(1,399,895)
Total	8,862,354	9,007,099

Current	8,588,466	8,701,688
Noncurrent	273,888	305,411

Consolidated balances of noncurrent trade accounts receivable include:

•

R$122,651 at December 31, 2017 (R$143,265 at December 31, 2016), relating to the business model of resale of goods to other entities, receivable within 24 months. At December 31, 2017, the impact of the present-value adjustment was R$16,011  (R$32,920 at December 31, 2016).

•

R$45,031, at December 31, 2017 (R$57,272, at December 31, 2016), net of the present value adjustment relating to the portion of accounts receivable arising from negotiations on the bankruptcy process of companies from the OI group. At December 31, 2017, the impact of the present-value adjustment was R$15,535  (R$10,268 at December 31, 2016).

•

R$106,206, at December 31, 2017, (R$104,874, at December 31, 2016), relating to “Soluciona TI”, traded by TData, which consists of lease of IT equipment to small and medium companies and receipt of fixed installments over the contractual term. Considering the contractual terms, this product was classified as finance lease. At December 31, 2017, the impact of the present-value adjustment was R$33,614  (R$3,005 at December 31, 2016).

The balances of current and noncurrent trade accounts receivable, relating to finance lease of “Soluciona TI” product, comprise the following effects:

	12/31/17	12/31/16
Nominal amount receivable	434,743	611,384
Deferred financial income	(33,614)	(3,005)
Present value of accounts receivable	401,129	608,379
Estimated impairment losses	(154,666)	(344,738)
Net amount receivable	246,463	263,641

Current	140,257	158,767
Noncurrent	106,206	104,874

At December 31, 2017, the aging list of gross trade accounts receivable relating to “Soluciona TI” product is as follows:

	Nominal amount	Present value of
	receivable	accounts receivable
Falling due within one year	229,981	229,981
Falling due between one year and five years	204,762	171,148
Total	434,743	401,129

There are no unsecured residual values resulting in benefits to the lessor nor contingent payments recognized as revenue for the year.

The aging list of trade accounts receivable, net of estimated impairment losses, is as follows:

	12/31/17	12/31/16
Falling due	6,635,125	6,841,752
Overdue – 1 to 30 days	1,132,008	1,073,568
Overdue – 31 to 60 days	375,176	322,485
Overdue – 61 to 90 days	232,648	227,010
Overdue – 91 to 120 days	105,342	105,048
Overdue – over 120 days	382,055	437,236
Total	8,862,354	9,007,099

At December 31, 2017 and 2016, no customer represented more than 10% of trade accounts receivable, net.

Changes in the estimated impairment losses for accounts receivable are as follows:

Balance at 12/31/15	(2,217,926)
Supplement to estimated losses (Note 24)	(1,843,775)
Reversal of estimated losses (Note 24)	495,554
Write-off due to use	2,166,252
Balance at 12/31/16	(1,399,895)
Supplement to estimated losses (Note 24)	(1,994,769)
Reversal of estimated losses (Note 24)	513,754
Write-off due to use	1,456,158
Business combinations (Note 1.c.1)	(8,719)
Balance at 12/31/ 2017	(1,433,471)